Shareholder Fees {- Fidelity® Growth & Income Portfolio}	Sep. 29, 2022 USD ($)
07.31 Fidelity Growth & Income Portfolio K PRO-08 | Fidelity® Growth & Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none